Statement of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
EXPENSES
General and administrative	$ 308
OTHER INCOME
Pre-tax income (loss)	(308)
Income tax
Net income (loss)	$ (308)
Basic weighted average shares outstanding, ordinary shares	1,000
Diluted weighted average shares outstanding, ordinary shares	1,000
Basic net loss per share	$ (0.31)
Diluted net loss per share	$ (0.31)
FUTURETECH II ACQUISITION CORP [Member]
EXPENSES
Franchise tax		$ 50,000	$ 50,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000
General and administrative		58,735	204,894	432,572	435,828	1,494,864	742,699
TOTAL EXPENSES		138,735	284,894	592,572	595,828	1,814,864	1,062,699
OTHER INCOME
Interest earned on Interest Bearing Bank Demand Deposit held in Trust Account		72,477	283,084	272,304	819,427	1,342,491	4,809,102
Gain on forgiveness of debt							144,443
TOTAL OTHER INCOME		72,477	283,084	272,304	819,427	1,342,491	4,953,545
Pre-tax income (loss)		(66,258)	(1,810)	(320,268)	223,599	(472,373)	3,890,846
Income tax		(14,389)	(42,647)	(50,052)	(138,480)	(274,580)	(979,344)
Net income (loss)		$ (80,647)	$ (44,457)	$ (370,320)	$ 85,119	$ (746,953)	$ 2,911,502
FUTURETECH II ACQUISITION CORP [Member] | Redeemable [Member]
OTHER INCOME
Basic weighted average shares outstanding, ordinary shares		779,886	2,319,435	779,886	3,101,986	2,536,540	9,285,380
Diluted weighted average shares outstanding, ordinary shares		779,886	2,319,435	779,886	3,101,986	2,536,540	9,285,380
Basic net loss per share		$ (0.19)	$ (0.21)	$ (0.04)	$ (0.06)	$ 0.18	$ 0.21
Diluted net loss per share		$ (0.19)	$ (0.21)	$ (0.04)	$ (0.06)	$ 0.18	$ 0.21
FUTURETECH II ACQUISITION CORP [Member] | Non Redeemable [Member]
OTHER INCOME
Basic weighted average shares outstanding, ordinary shares		3,510,075	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075
Diluted weighted average shares outstanding, ordinary shares		3,510,075	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075
Basic net loss per share		$ (0.04)	$ (0.06)	$ (0.15)	$ (0.11)	$ (0.35)	$ (0.16)
Diluted net loss per share		$ (0.04)	$ (0.06)	$ (0.15)	$ (0.11)	$ (0.35)	$ (0.16)
Related Party [Member]
EXPENSES
Administrative fee - related party
Related Party [Member] | FUTURETECH II ACQUISITION CORP [Member]
EXPENSES
Administrative fee - related party		$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	$ 120,000